Exhibit 99.1

Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	April 18, 2014
Closing Date:	May 14, 2014

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,364,737,771.94	72,146	3.40%	59.23
Original Adj. Pool Balance:	$1,335,346,691.89

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$259,000,000.00	18.978%	0.18000%	May 15, 2015
Class A-2 Notes	Fixed	$406,000,000.00	29.749%	0.44000%	February 15, 2017
Class A-3 Notes	Fixed	$470,000,000.00	34.439%	0.90000%	December 17, 2018
Class A-4 Notes	Fixed	$100,860,000.00	7.390%	1.46000%	November 15, 2019
Class B Notes	Fixed	$24,040,000.00	1.762%	1.72000%	November 15, 2019
Class C Notes	Fixed	$36,050,000.00	2.642%	2.10000%	November 15, 2019
Class D Notes	Fixed	$29,380,000.00	2.153%	2.51000%	December 15, 2020
Total Securities		$1,325,330,000.00	97.112%

Overcollateralization		$10,016,691.89	0.734%
YSOA		$29,391,080.05	2.154%
Total Original Pool Balance		$1,364,737,771.94	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$294,859,533.49	0.6273607	$269,497,933.33	0.5733999	$25,361,600.16
Class A-4 Notes	$100,860,000.00	1.0000000	$100,860,000.00	1.0000000	$-
Class B Notes	$24,040,000.00	1.0000000	$24,040,000.00	1.0000000	$-
Class C Notes	$36,050,000.00	1.0000000	$36,050,000.00	1.0000000	$-
Class D Notes	$29,380,000.00	1.0000000	$29,380,000.00	1.0000000	$-
Total Securities	$485,189,533.49	0.3660896	$459,827,933.33	0.3469535	$25,361,600.16

Weighted Avg. Coupon (WAC)	3.22%		3.23%
Weighted Avg. Remaining Maturity (WARM)	35.49		34.60
Pool Receivables Balance	$514,649,209.87		$488,735,819.97
Remaining Number of Receivables	47,038		45,842

Adjusted Pool Balance	$505,219,733.87		$479,858,133.71

III. COLLECTIONS

Principal:
Principal Collections	$25,092,385.18
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$685,674.62
Total Principal Collections	$25,778,059.80

Interest:
Interest Collections	$1,385,804.29
Late Fees & Other Charges	$52,740.03
Interest on Repurchase Principal	$-
Total Interest Collections	$1,438,544.32

Collection Account Interest	$7,923.62
Reserve Account Interest	$1,106.37
Servicer Advances	$-

Total Collections	$27,225,634.11

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

IV. DISTRIBUTIONS

Total Collections	$27,225,634.11
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$27,225,634.11

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$428,874.34	$-	$428,874.34	$428,874.34
Collection Account Interest					$7,923.62
Late Fees & Other Charges					$52,740.03
Total due to Servicer					$489,537.99

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$221,144.65		$221,144.65
Class A-4 Notes		$122,713.00		$122,713.00

Total Class A interest:		$343,857.65		$343,857.65	$343,857.65

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$34,457.33		$34,457.33	$34,457.33

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$63,087.50		$63,087.50	$63,087.50

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$61,453.17		$61,453.17	$61,453.17

Available Funds Remaining:					$26,233,240.47

9. Regular Principal Distribution Amount:					$25,361,600.16

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,361,600.16
Class A-4 Notes		$-
Class A Notes Total:	$25,361,600.16	$25,361,600.16
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$25,361,600.16	$25,361,600.16

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			871,640.31

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$9,429,476.00
Beginning Period Amount	$9,429,476.00
Current Period Amortization	$551,789.74
Ending Period Required Amount	$8,877,686.26
Ending Period Amount	$8,877,686.26
Next Distribution Date Required Amount	$8,344,066.83

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,338,366.73
Beginning Period Amount	$3,338,366.73
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,338,366.73
Ending Period Amount	$3,338,366.73

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$20,030,200.38	$20,030,200.38	$20,030,200.38
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	3.96%	4.17%	4.17%

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Hyundai Auto Receivables Trust 2014-B
Monthly Servicing Report

Collection Period	June 2016
Distribution Date	07/15/16
Transaction Month	26
30/360 Days	30
Actual/360 Days	30

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.53%	45,166	97.90%	$478,465,772.89
30 - 60 Days	1.16%	532	1.65%	$8,064,975.07
61 - 90 Days	0.26%	119	0.37%	$1,818,561.69
91-120 Days	0.05%	25	0.08%	$386,510.32
121 + Days	0.00%	0	0.00%	$-
Total		45,842		$488,735,819.97

Delinquent Receivables 30+ Days Past Due
Current Period	1.47%	676	2.10%	$10,270,047.08
1st Preceding Collection Period	1.42%	666	2.04%	$10,487,479.49
2nd Preceding Collection Period	1.21%	581	1.68%	$9,072,431.03
3rd Preceding Collection Period	1.22%	597	1.69%	$9,576,503.49
Four-Month Average	1.33%		1.88%

Repossession in Current Period		29		$486,157.63
Repossession Inventory		66		$321,954.80

Current Charge-Offs
Gross Principal of Charge-Offs				$821,004.72
Recoveries				$(685,674.62)
Net Loss				$135,330.10

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.32%

Average Pool Balance for Current Period				$501,692,514.92

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.32%
1st Preceding Collection Period				0.54%
2nd Preceding Collection Period				0.07%
3rd Preceding Collection Period				0.78%
Four-Month Average				0.43%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	67	2,014	$32,483,602.48
Recoveries	81	1,763	$(17,710,668.70)
Net Loss			$14,772,933.78
Cumulative Net Loss as a % of Initial Pool Balance			1.08%

Net Loss for Receivables that have experienced a Net Loss *	49	1,708	$14,819,135.83
Average Net Loss for Receivables that have experienced a Net Loss			$8,676.31

Principal Balance of Extensions			$2,670,745.17
Number of Extensions			170

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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